Property and equipment	12 Months Ended
Jun. 30, 2020
Property and equipment
Property and equipment

11      Property and equipment

		Furniture,
		fixtures
	Motor	and other	Leasehold	Construction
	vehicles	equipment	improvement	in progress	Total
	RMB	RMB	RMB	RMB	RMB
Cost
Balance at June 30, 2018	21,403	263,034	747,541	5,530	1,037,508
Additions	190	21,970	12,137	29,325	63,622
Acquisition through a business combination	—	3,954	8,772	—	12,726
Transferred from construction in progress	—	22,962	1,051	(24,013)	—
Transferred to intangible assets	—	—	—	(2,438)	(2,438)
Disposals	—	(5,236)	—	—	(5,236)
Balance at June 30, 2019	21,593	306,684	769,501	8,404	1,106,182
Additions	1,134	19,174	9,366	112,546	142,220
Transferred from construction in progress	—	386	102,100	(102,486)	—
Transferred to intangible assets (Note 13)	—	—	—	(223)	(223)
Disposals	(68)	(3,943)	(2,011)	—	(6,022)
Balance at June 30, 2020	22,659	322,301	878,956	18,241	1,242,157

Accumulated depreciation
Balance at June 30, 2018	(14,017)	(111,198)	(233,212)	—	(358,427)
Depreciation for the year	(3,669)	(62,121)	(66,236)	—	(132,026)
Disposals	—	4,894	—	—	4,894
Balance at June 30, 2019	(17,686)	(168,425)	(299,448)	—	(485,559)
Depreciation for the year	(1,354)	(59,229)	(72,071)	—	(132,654)
Disposals	40	3,615	939	—	4,594
Balance at June 30, 2020	(19,000)	(224,039)	(370,580)	—	(613,619)

Net book value
At June 30, 2019	3,907	138,259	470,053	8,404	620,623
At June 30, 2020	3,659	98,262	508,376	18,241	628,538